Overview: (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2017	Oct. 19, 2017	Sep. 30, 2017	May 26, 2017
NON-CURRENT:
Total purchase consideration		$ 4,100,624	$ 3,789,797
Goodwill at the acquisition date (Note 8.1)	$ 5,606,265
Aerostar [Member]
CURRENT:
Cash and cash equivalents				$ 543,242
Restricted cash	106,350			16,989
Other current assets				142,410
Current assets	790,641			702,641
NON-CURRENT:
Land, furniture and equipment	141,708			135,929
Intangible assets, airport concessions - Net	13,636,227			19,308,402
Total non-current assets				19,444,331
Total assets				20,146,972
CURRENT:
Current liabilities	(633,084)			647,896
NON-CURRENT:
Long-term debt				8,254,620
Deferred income tax				808,894
Other non-current liabilities	$ (247,517)			286,315
Total non-current liabilities				9,349,829
Total liabilities				9,997,725
Net assets acquired under the business combination				10,149,247
Total purchase consideration				15,755,512
Goodwill at the acquisition date (Note 8.1)				$ 5,606,265